Schedule of Operating Lease Liabilities (Details) - USD ($)	Oct. 31, 2022	Oct. 17, 2022	Aug. 31, 2022	Jul. 31, 2022	Jul. 31, 2021
Leases
Operating lease right-of-use assets	$ 3,931,083	$ 363,000	$ 120,000	$ 4,665,515	$ 5,445,744
Current portion included in current liabilities	978,570			1,111,571	845,483
Long-term portion included in non-current liabilities	3,513,897			4,126,636	5,238,207
Total operating lease liabilities	$ 4,492,467	$ 363,000	$ 120,000	$ 5,238,207	$ 6,083,690